Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statements of Operations [Abstract]
Voyage Revenues	$ 70,158	$ 105,951
Voyage Expenses	(9,548)	0
Vessel Operating Expense - excluding depreciation expense presented below	(39,467)	(35,263)
General and Administrative Expense	(10,607)	(10,612)
Loss on Contract	(16,200)	0
Depreciation Expense	(47,587)	(46,846)
Net Operating Income (Loss)	(53,251)	13,230
Interest Income	1	564
Interest Expense	(1,303)	(1,568)
Other Financial Income (Expense)	(92)	(195)
Total Other Expenses	(1,394)	(1,199)
Net Income (Loss)	$ (54,645)	$ 12,031
Basic Earnings (Loss) per Share (in dollars per share)	$ (1.16)	$ 0.26
Diluted Earnings (Loss) per Share (in dollars per share)	$ (1.16)	$ 0.26
Basic Weighted Average Number of Common Shares Outstanding (in shares)	47,111,266	46,434,552
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	47,111,266	46,434,552